UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment [  X  ];  Amendment Number:
This Amendment (Check only one.):  [ X ] is a restatement.
					 [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Armstrong Shaw Associates Inc.
Address:	45 Grove Street
		New Canaan, CT 06840

13F File Number:	28-6126

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		Monica C. Grady
Title:		Secretary/Treasurer
Phone:		203-972-9600
Signature, Place, and Date of Signing:

	Monica C. Grady	New Canaan, Connecticut	June 30, 2003

Armstrong Shaw Associates Inc. is amending its Form13F filing because we discovered that the original filing was incorrect because 1) we did not accurately segregate shares for which the firm has sole proxy voting authority and those where the firm has no proxy voting authority, 2) we included Rochester Limited Term NY Muni Fund (LTNYX) and we should not have, and 3) we included the Dreyfus A Bonds Plus fund and we should not have. The
Dreyfus Strategic Governments Income fund (closed-end fund, symbol DSI) was merged into the Dreyfus A Bonds Plus fund (open-end fund, symbol DRBDX) in October 2000. Armstrong Shaw continued to include the Dreyfus A Bonds Plus fund in its Form 13F filings after October 2000 even though the security was not required to be included in the filings after the merger was completed.

Report Type (Check only one.):

[X]	13F HOLDING REPORT.

[   ]  	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.



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                             FORM 13F INFORMATION TABLE







VALUE
SHARES/
SH/      PUT/    INVSTMT
OTHER
                   VOTING AUTHORITY
NAME OF ISSUER
TITLE OF CLASS
CUSIP
(x$1000)
PRN AMT
PRN   CALL   DSCRETN
MANAGERS
SOLE
SHARED
NONE
-
-
-
-
-
-
-
-
-
-
-
-












Abbott Labs
Common
002824100
143330
3275365
SH

SOLE

3150915
0
124450
Allstate Corp.
Common
020002101
130121
3649965
SH

SOLE

3490665
0
159300
American Express Co.
Common
025816109
159549
3816058
SH

SOLE

3652108
0
163950
American International Group Inc.
Common
026874107
115416
2091622
SH

SOLE

2008105
0
83517
AOL Time Warner
Common
00184a105
867
53870
SH

SOLE

10370
0
43500
Apache Corp.
Common
037411105
1858
28560
SH

SOLE

6720
0
21840
Automatic Data Process
Common
053015103
423
12495
SH

SOLE

12495
0
0
Bank of America Corp.
Common
060505104
894
11316
SH

SOLE

0
0
11316
Bank Of New York
Common
640571022
604
21000
SH

SOLE

21000
0
0
Berkshire Hathaway Inc.
Class A
084670108
5800
80
SH

SOLE

80
0
0
Blackrock Advantage Term
Common
09247A101
166
14000
SH

SOLE

14000
0
0
Blackrock Invt.Quality
Common
09247D105
264
18000
SH

SOLE

18000
0
0
Block H & R Inc.
Common
093671105
217
5018
SH

SOLE

5018
0
0
BP Amoco PLC
Sponsored ADR
055622104
270
6436
SH

SOLE

616
0
5820
Bristol Myers Squibb
Common
110122108
424
15630
SH

SOLE

15630
0
0
Cendant Corp.
Common
151313103
217873
11892609
SH

SOLE

11386809
0
505800
ChevronTexaco Corp
Common
166764100
94089
1303174
SH

SOLE

1247334
0
55840
Chubb Corp.
Common
171232101
142729
2378822
SH

SOLE

2283922
0
94900
Citigroup Inc.
Common
172967101
176875
4132590
SH

SOLE

3977189
0
155401
Colgate Palmolive Co.
Common
194162103
505
8714
SH

SOLE

8714
0
0
Comcast Corp. Special Class A
Class A Spl.
20030N200
144529
4985477
SH

SOLE

4756532
0
228945
CVS Corp.
Common
126650100
141557
5050194
SH

SOLE

4857094
0
193100
Devon Energy Corp.
Common
25179M103
117166
2194117
SH

SOLE

2119147
0
74970
Dupont De Nemours & Co.
Common
263534109
133135
3197285
SH

SOLE

3078383
0
118902
Emerson Electric
Common
291011104
159248
3116396
SH

SOLE

2992596
0
123800
Exelon Corp.
Common
30161n101
150620
2518312
SH

SOLE

2411952
0
106360
Exxon Mobil Corp.
Common
30231G102
312
8682
SH

SOLE

8682
0
0
Fannie Mae
Common
313586109
140735
2086820
SH

SOLE

1997270
0
89550
Fleet Boston Financial
Common
339030108
168017
5655234
SH

SOLE

5419234
0
236000
Ford Motor Co.
Common
345370860
427
38889
SH

SOLE

28400
0
10489
Freddie Mac
Common
313400301
523
10305
SH

SOLE

10305
0
0
Gannett Inc.
Common
364730101
112878
1469577
SH

SOLE

1408927
0
60650
General Electric
Common
369604103
148201
5167401
SH

SOLE

4937841
0
229560
GlaxoSmithkline PLC-ADR
Sponsored ADR
37733W105
646
15932
SH

SOLE

2276
0
13656
Goldman Sachs Group
Common
38141G104
5734
68470
SH

SOLE

67570
0
900
HCA Inc.
Common
404119109
117313
3661450
SH

SOLE

3516900
0
144550
Home Depot
Common
437076102
293
8839
SH

SOLE

8839
0
0
Honeywell
Common
438516106
99202
3694664
SH

SOLE

3551464
0
143200
Imaging Diagnostic System
Common
45244w100
16
20000
SH

SOLE

20000
0
0
IMS Health Inc.
Common
449934108
192
10650
SH

SOLE

10650
0
0
International Business Machines
Common
459200101
1690
20486
SH

SOLE

20486
0
0
J.P. Morgan Chase & Co.
Common
46625h100
578
16911
SH

SOLE

9711
0
7200
John Hancock Financial Services
Common
41014S106
115210
3749105
SH

SOLE

3597955
0
151150
Johnson & Johnson
Common
478160104
428
8274
SH

SOLE

7754
0
520
Kerr McGee Corp.
Common
492386107
135252
3019020
SH

SOLE

2922170
0
96850
Liberty Media Corporation
Common
530718105
164278
14210886
SH

SOLE

13578758
0
632128
Lilly (Eli) & Co.
Common
532457108
552
8000
SH

SOLE

8000
0
0
Merck & Co., Inc.
Common
589331107
143905
2376628
SH

SOLE

2278058
0
98570
Merrill Lynch
Common
590188108
103490
2217005
SH

SOLE

2127055
0
89950
MGIC Investment
Common
552848103
143099
3068170
SH

SOLE

2950620
0
117550
Minnesota Mining & Maufacturing Co.
Common
88579Y101
361
2800
SH

SOLE

2800
0
0
MuniEnhanced Fund
Common
626243109
262
23600
SH

SOLE

23600
0
0
Muniyield Insured
Common
62630E107
665
43916
SH

SOLE

43916
0
0
Nuveen Insured Municipal Opportunity Fund
Common
670984103
390
24100
SH

SOLE

24100
0
0
Nuveen Select Tax-Free Income Portfolio
SH BEN INT
67062F100
286
20000
SH

SOLE

20000
0
0
Office Depot
Common
676220106
120298
8290720
SH

SOLE

7962090
0
328630
Oxford Health Plans
Common
691471106
165411
3935544
SH

SOLE

3783254
0
152290
Pepsico Inc.
Common
713448108
233
5240
SH

SOLE

5240
0
0
Pfizer Inc.
Common
717081103
1388
40657
SH

SOLE

40657
0
0
Pitney Bowes Inc.
Common
724479100
151898
3954644
SH

SOLE

3801144
0
153500
Prime Energy Corp.
Common
7.42E+108
195
20500
SH

SOLE

0
0
20500
Procter & Gamble
Common
742718109
1048
11748
SH

SOLE

11748
0
0
Quadrex Corp.
Common
747309102
1
10000
SH

SOLE

10000
0
0
RadioShack Corp.
Common
750438103
104041
3954419
SH

SOLE

3783369
0
171050
Royal Dutch Petroleum
NY Reg Gldr 5
780257804
238
5100
SH

SOLE

5100
0
0
Safeway Inc.
Common
786514208
82537
4034090
SH

SOLE

3868740
0
165350
SBC Communications
Common
78387G103
224
8776
SH

SOLE

0
0
8776
Sun Microsystems
Common
866810104
52
11200
SH

SOLE

11200
0
0
Textron Inc.
Common
883203101
85847
2200079
SH

SOLE

2101089
0
98990
Tyco International Ltd.
Common
902124106
380
20000
SH

SOLE

20000
0
0
Van Kampen Am Cap Advantage
Sh Ben Int
92112K107
206
14100
SH

SOLE

14100
0
0
Van Kampen Am Cap Muni. Opptn.
Common
920935103
172
10000
SH

SOLE

10000
0
0
Verizon Communications
Common
92343v104
694
17584
SH

SOLE

6644
0
10940
Viacom Inc. Class B
Class B
925524308
654
14970
SH

SOLE

14970
0
0
Walt Disney Productions
Common
254687106
269
13609
SH

SOLE

13609
0
0
Whirlpool Corp.
Common
963320106
164250
2578488
SH

SOLE

2476838
0
101650
Wyeth
Common
983024100
300
6582
SH

SOLE

6582
0
0
XL Capital Ltd. Class A
Class A
g98255105
490
5900
SH

SOLE

5900
0
0
YUM! Brands
Common
988498101
160426
5427121
SH

SOLE

5212071
0
215050

















FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	79

Form 13F Information Table Value Total:	$4,684,714

List of Other Included Managers:

No.	13F File Number	Name

None